ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2015	2016
	Restated
	(EUR in millions)
Accrued expenses and deferred income	110	69
Amounts due to re-insurers	56	31
Income and other taxes payable	67	76
Accounts payable	244	230
Payroll related accruals	17	34
Accrued interest and commissions	2	5
Deferred tax liability	22	17
Amounts due to third-parties under collection agreements	16	5
Pension liability	268	269
Dividends payable	-	1
Amounts due to government agencies	168	205
Liabilities relating to deposit administration funds (DAF)	177	205
Checks and credit card transactions under settlement	128	142
Sale of Real Estate accounted for as financing obligation	707	707
Other	347	312
Total	2,329	2,308